Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 24,500	$ 18,160	$ 2,860,000
Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment charge		$ 11,850